Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		33 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012
Income Statement [Abstract]
INCOME
OPERATING EXPENSES
Organization expenses					1,500
Taxes and licenses					625
Accounting	2,890	2,555	9,390	9,555	40,225
Legal Expenses	2,252	3,295	7,722	5,855	36,196
Administrative expenses	24,506	1,550	24,956	1,550	28,606
Total Operating Expenses	29,648	7,400	42,068	16,960	107,152
OTHER INCOME AND (EXPENSES)
Interest charges		(105)	(89)	(158)	(859)
Foreign currency exchange		(13)		(7)	(7)
Total Other Income and (Expenses)		(118)	(89)	(165)	(866)
NET LOSS BEFORE INCOME TAXES	(29,648)	(7,518)	(42,157)	(17,125)	(108,018)
PROVISION FOR INCOME TAXES
NET LOSS	(29,648)	(7,518)	(42,157)	(17,125)	(108,018)
Weighted Average Number of Shares Outstanding	$ 3,600,000	$ 3,158,696	$ 3,600,000	$ 2,576,630
Net Loss Per Share	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)